Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Green Tree Servicing LLC [Member] Subsequent Event [Member]	Oct. 30, 2013 Green Tree Servicing LLC [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Event, Date			Oct. 30, 2013
Outstanding Principal Balance On Loans Serviced	$ 59,492,239	$ 49,422,104		$ 13,400,000
Outstanding Principal Balance On Loans Subserviced				$ 6,900,000